GENERAL (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 01, 2014
Business Acquisition [Line Items]
Goodwill	$ 67,698	$ 72,438	$ 68,087
KPI [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				139
Trade receivables				313
Other receivables and prepaid expenses				89
Property and equipment				4
Patent				1,400
Goodwill				613
Total assets acquired				2,558
Trade payables				(87)
Accrued expenses and other liabilities				(91)
Total liabilities assumed				(178)
Total assets acquired, net				$ 2,380